PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 7. PREMISES AND EQUIPMENT

The major components of premises and equipment at December 31, 2013 and 2012 were as follows (in thousands):

	2013	2012
Bank premises	$28,191	$26,827
Bank land	9,212	8,775
Equipment and software	6,634	5,078
Other	4,696	4,400

Total	48,733	45,080
Less: Accumulated depreciation	(7,792)	(4,842)

Total premises and equipment, net	$40,941	$40,238

Total depreciation expense for the years ended December 31, 2013 and 2012, amounted to $3.1 million and $2.7 million, respectively.